UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22839

Eagle Growth and Income Opportunities Fund
(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor
New York, NY 10005
(Address of principal executive offices) (Zip code)

Steven A. Baffico
100 Wall Street, 11th Floor
New York, NY 10005
(Name and address of agent for service)

Copies of Communications to:
Stephen H. Bier
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

Registrant's telephone number, including area code:	(212) 701-4500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited)	September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 65.8% (50.0% of Total Investments)

Agriculture – 7.6%
Altria Group, Inc.(a)	58,520	$3,700,220
Philip Morris International, Inc.	36,652	3,563,307
Reynolds American, Inc.	73,610	3,470,712
Total Agriculture		10,734,239
Automobiles – 2.5%
Ford Motor Co.(a)	284,978	3,439,684
Banks – 4.4%
Bank of Montreal (Canada)	48,719	3,194,505
Canadian Imperial Bank of Commerce (Canada)	38,595	2,992,270
Total Banks		6,186,775
Chemicals – 2.9%
Dow Chemical Co. (The)(a)	44,294	2,295,758
LyondellBasell Industries NV, Class A	22,717	1,832,353
Total Chemicals		4,128,111
Communications Equipment – 1.9%
Cisco Systems, Inc.(a)	85,094	2,699,182
Electric Utilities – 5.0%
PPL Corp.	99,721	3,447,355
Southern Co. (The)	70,537	3,618,548
Total Electric Utilities		7,065,903
Industrial Conglomerates – 3.0%
General Electric Co.(a)	143,580	4,252,840
Insurance – 1.5%
MetLife, Inc.	47,875	2,127,086
Media – 2.8%
Regal Entertainment Group, Class A	182,242	3,963,764
Multi-Utilities – 6.2%
CenterPoint Energy, Inc.(a)	200,139	4,649,229
National Grid PLC, ADR (United Kingdom)	56,795	4,038,692
Total Multi-Utilities		8,687,921
Oil, Gas & Consumable Fuels – 4.7%
Chevron Corp.(a)	19,675	2,024,951
Occidental Petroleum Corp.(a)	24,803	1,808,635
TOTAL SA, ADR (France)	57,314	2,733,878
Total Oil, Gas & Consumable Fuels		6,567,464

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016
Investments	Shares	Value
COMMON STOCKS (continued)

Pharmaceuticals – 5.2%
Merck & Co., Inc.(a)	60,296	$3,763,073
Pfizer, Inc.(a)	103,169	3,494,334
Total Pharmaceuticals		7,257,407
Real Estate Investment Trusts (REITs) – 7.6%
Digital Realty Trust, Inc.	33,674	3,270,419
EPR Properties	40,056	3,154,009
Highwoods Properties, Inc.(a)	52,894	2,756,835
Host Hotels & Resorts, Inc.(a)	97,477	1,517,717
Total Real Estate Investment Trusts (REITs)		10,698,980
Technology Hardware, Storage & Peripherals – 1.9%
Seagate Technology PLC	68,067	2,623,983
Telecommunications – 8.6%
AT&T, Inc.(a)	110,153	4,473,313
CenturyLink, Inc.(a)	133,638	3,665,691
Verizon Communications, Inc.	74,509	3,872,978
Total Telecommunications		12,011,982
Total Common Stocks
(Cost $89,943,684)		92,445,321
PREFERRED STOCKS – 26.5% (20.2% of Total Investments)

Banks – 16.0%
Bank of America Corp., Series W, 6.63%	20,000	541,400
Bank of America Corp., Series Y, 6.50%	40,000	1,079,600
BB&T Corp., Series E, 5.63%	40,000	1,030,000
BOK Financial Corp., 06/30/56, 5.38%	30,000	769,800
Citigroup, Inc., Series J, 7.13%	20,000	579,200
Citigroup, Inc., Series K, 6.88%	40,000	1,152,400
Fifth Third Bancorp, Series I, 6.63%	40,000	1,221,600
First Horizon National Corp., Series A, 6.20%	40,000	1,040,800
Huntington Bancshares, Inc./Oh, Series D, 6.25%	20,000	550,800
JPMorgan Chase & Co., Series AA, 6.10%	40,000	1,084,400
JPMorgan Chase & Co., Series Y, 6.13%	40,000	1,083,600
PNC Financial Services Group, Inc. (The), Series P, 6.13%	20,000	583,400
Regions Financial Corp., Series A, 6.38%	20,000	518,000
Regions Financial Corp., Series B, 6.38%	40,000	1,158,000
SunTrust Banks, Inc., Series E, 5.88%	40,000	1,058,400
US Bancorp, Series F, 6.50%	50,000	1,506,000
Wells Fargo & Co., 5.85%	40,000	1,070,000
Wells Fargo & Co., 6.63%	80,000	2,382,400

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016

Investments	Shares	Value
PREFERRED STOCKS (continued)

Banks (continued)
Wells Fargo & Co., Series L, 7.50%	3,000	$3,925,800
Total Banks		22,335,600
Capital Markets – 5.0%
Bank of New York Mellon Corp. (The), 5.20%	20,000	516,800
Charles Schwab Corp. (The), Series B, 6.00%	20,000	527,000
Charles Schwab Corp. (The), Series C, 6.00%	20,000	550,600
Goldman Sachs Group, Inc. (The), 5.95%	40,000	1,034,800
Goldman Sachs Group, Inc. (The), Series K, 6.38%	40,000	1,160,800
Morgan Stanley, Series I, 6.38%	60,000	1,672,200
Northern Trust Corp., Series C, 5.85%	20,000	543,800
State Street Corp., Series E, 6.00%	40,000	1,071,200
Total Capital Markets		7,077,200
Consumer Finance – 2.3%
Capital One Financial Corp., Series D, 6.70%	60,000	1,687,800
Discover Financial Services, Series B, 6.50%	60,000	1,564,800
Total Consumer Finance		3,252,600
Electric Utilities – 1.1%
Alabama Power Co., 6.45%	40,000	1,057,600
Southern Co. (The), 10/15/75, 6.25%	20,000	556,600
Total Electric Utilities		1,614,200
Insurance – 2.1%
Allstate Corp. (The), Series E, 6.63%	60,000	1,629,600
Hartford Financial Services Group, Inc. (The), 04/15/42, 7.88%	20,000	631,000
WR Berkley Corp., 06/01/56, 5.75%	30,000	776,400
Total Insurance		3,037,000
Total Preferred Stocks
(Cost $35,242,247)		37,316,600
MASTER LIMITED PARTNERSHIPS – 4.8% (3.6% of Total Investments)

Oil, Gas & Consumable Fuels – 4.8%
Energy Transfer Partners LP(a)	77,507	2,867,759
Enterprise Products Partners LP	63,237	1,747,238
Plains All American Pipeline LP	67,068	2,106,606
Total Master Limited Partnerships
(Cost $7,920,742)		6,721,603
EXCHANGE - TRADED FUNDS – 11.7% (8.9% of Total Investments)

Debt Fund – 11.7%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	94,230	8,222,510

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016
Investments	Shares	Value
EXCHANGE - TRADED FUNDS (continued)

Debt Fund (continued)
SPDR Barclays High Yield Bond ETF(b)	223,420	$8,203,982
Total Exchange - Traded Funds
(Cost $16,942,092)		16,426,492

	Principal
CORPORATE BONDS – 18.0% (13.7% of Total Investments)

Advertising – 0.1%
WPP Finance 2010 (United Kingdom), 5.63%, 11/15/43	$150,000	179,124
Aerospace & Defense – 0.2%
Harris Corp., 4.85%, 04/27/35	300,000	330,267
Agriculture – 0.6%
Altria Group, Inc., 9.95%, 11/10/38	100,000	185,734
Altria Group, Inc., 10.20%, 02/06/39	100,000	189,946
Reynolds American, Inc., 8.13%, 05/01/40	150,000	214,514
RJ Reynolds Tobacco Co., 8.13%, 05/01/40	125,000	178,761
Total Agriculture		768,955
Auto Parts & Equipment – 0.2%
Johnson Controls, Inc., 4.63%, 07/02/44	300,000	327,032
Automobiles – 0.2%
Ford Motor Co., 4.75%, 01/15/43	150,000	156,273
General Motors Financial Co., Inc., 4.00%, 01/15/25	150,000	152,655
Total Automobiles		308,928
Banks – 0.1%
HSBC Holdings PLC (United Kingdom), 6.80%, 06/01/38	125,000	166,624
Beverages – 0.2%
Anheuser-Busch Cos. LLC, 6.50%, 05/01/42	150,000	209,043
Biotechnology – 0.5%
Amgen, Inc., 5.15%, 11/15/41	150,000	172,615
Celgene Corp., 5.00%, 08/15/45	300,000	338,570
Gilead Sciences, Inc., 5.65%, 12/01/41	150,000	186,029
Total Biotechnology		697,214
Chemicals – 0.3%
Dow Chemical Co. (The), 5.25%, 11/15/41	150,000	170,092
LYB International Finance BV (Netherlands), 4.88%, 03/15/44	300,000	325,361
Total Chemicals		495,453
Commercial Services – 0.5%
ERAC USA Finance LLC, 5.63%, 03/15/42(c)	300,000	363,857

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016
Investments	Principal	Value
CORPORATE BONDS (continued)

Commercial Services (continued)
S&P Global, Inc., 6.55%, 11/15/37	$150,000	$188,509
Verisk Analytics, Inc., 5.50%, 06/15/45	150,000	160,375
Total Commercial Services		712,741
Diversified Financial Services – 0.1%
Quicken Loans, Inc., 5.75%, 05/01/25(c)	150,000	149,906
Electric Utilities – 0.9%
Dominion Resources, Inc., 7.00%, 06/15/38	150,000	201,692
Exelon Generation Co. LLC, 5.75%, 10/01/41	300,000	320,580
Iberdrola International BV (Netherlands), 6.75%, 07/15/36	150,000	199,111
Progress Energy, Inc., 6.00%, 12/01/39	150,000	193,792
Southern Power Co., 5.15%, 09/15/41	250,000	273,123
Total Electric Utilities		1,188,298
Electronics – 0.2%
Corning, Inc., 4.75%, 03/15/42	150,000	159,194
Keysight Technologies, Inc., 4.55%, 10/30/24	150,000	155,225
Total Electronics		314,419
Environmental Control – 0.1%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	131,000	176,237
Food Products – 1.0%
ConAgra Foods, Inc., 7.13%, 10/01/26	300,000	386,235
Ingredion, Inc., 6.63%, 04/15/37	100,000	128,578
Kellogg Co., Series B, 7.45%, 04/01/31	150,000	210,639
Kraft Heinz Foods Co., 5.20%, 07/15/45	150,000	177,471
Kroger Co. (The), 6.90%, 04/15/38	150,000	206,807
Tyson Foods, Inc., 5.15%, 08/15/44	150,000	177,277
Total Food Products		1,287,007
Healthcare - Products – 0.2%
Becton Dickinson and Co., 4.69%, 12/15/44	150,000	171,339
Zimmer Biomet Holdings, Inc., 4.45%, 08/15/45	150,000	154,406
Total Healthcare - Products		325,745
Healthcare - Services – 1.7%
AHS Hospital Corp., 5.02%, 07/01/45	300,000	365,568
Anthem, Inc., 5.85%, 01/15/36	150,000	182,630
Dignity Health, 5.27%, 11/01/64	300,000	359,771
Humana, Inc., 8.15%, 06/15/38	100,000	145,751
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	300,000	328,426

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016

Investments	Principal	Value
CORPORATE BONDS (continued)

Healthcare - Services (continued)
Northwell Healthcare, Inc., 6.15%, 11/01/43	$150,000	$204,804
Ochsner Clinic Foundation, 5.90%, 05/15/45	300,000	394,457
Quest Diagnostics, Inc., 4.70%, 03/30/45	300,000	325,353
Total Healthcare - Services		2,306,760
Home Furnishings – 0.1%
Whirlpool Corp., 5.15%, 03/01/43	150,000	176,098
Hotels, Restaurants & Leisure – 0.2%
Starwood Hotels & Resorts Worldwide LLC, 4.50%, 10/01/34	300,000	313,693
Insurance – 1.1%
American International Group, Inc., 6.82%, 11/15/37	150,000	193,583
Aon Corp., 6.25%, 09/30/40	150,000	190,921
Assurant, Inc., 6.75%, 02/15/34	150,000	189,360
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	150,000	200,241
Hartford Financial Services Group, Inc. (The), 6.63%, 04/15/42	150,000	192,979
Loews Corp., 6.00%, 02/01/35	125,000	158,496
MetLife, Inc., 4.13%, 08/13/42	150,000	148,828
Protective Life Corp., 8.45%, 10/15/39	125,000	177,033
Prudential Financial, Inc., 6.63%, 12/01/37	125,000	161,891
Total Insurance		1,613,332
Internet – 0.4%
Amazon.com, Inc., 4.80%, 12/05/34	150,000	177,317
eBay, Inc., 4.00%, 07/15/42	100,000	91,892
VeriSign, Inc., 4.63%, 05/01/23	300,000	305,625
Total Internet		574,834
Media – 1.5%
21st Century Fox America, Inc., 5.40%, 10/01/43	150,000	179,743
CBS Corp., 4.90%, 08/15/44	300,000	315,224
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/35(c)	300,000	353,775
Discovery Communications LLC, 4.88%, 04/01/43	300,000	287,159
Time Warner Cable LLC, 7.30%, 07/01/38	150,000	192,338
Time Warner Cable LLC, 5.88%, 11/15/40	100,000	111,465
Viacom, Inc., 3.88%, 04/01/24	300,000	309,427
Viacom, Inc., 5.85%, 09/01/43	300,000	339,326
Total Media		2,088,457
Mining – 0.3%
Alcoa, Inc., 6.75%, 01/15/28	150,000	164,625
Barrick North America Finance LLC, 7.50%, 09/15/38	150,000	185,158

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016
Investments	Principal	Value
CORPORATE BONDS (continued)

Mining (continued)
Total Mining		$349,783
Miscellaneous Manufacturing – 0.5%
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 06/15/43	$300,000	374,210
Trinity Industries, Inc., 4.55%, 10/01/24	300,000	300,834
Total Miscellaneous Manufacturing		675,044
Office & Business Equipment – 0.1%
Xerox Corp., 6.75%, 12/15/39	150,000	154,720
Oil & Gas Services – 0.2%
Cameron International Corp., 5.13%, 12/15/43	300,000	340,054
Oil, Gas & Consumable Fuels – 1.6%
Apache Corp., 6.00%, 01/15/37	300,000	342,853
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/39	150,000	164,325
Continental Resources, Inc., 3.80%, 06/01/24	150,000	138,000
Devon Energy Corp., 5.60%, 07/15/41	300,000	303,649
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	150,000	182,975
Enterprise Products Operating LLC, 5.10%, 02/15/45	300,000	326,778
Kinder Morgan, Inc., 4.30%, 06/01/25	150,000	156,332
Phillips 66, 4.88%, 11/15/44	300,000	333,260
Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/43	150,000	126,650
Southwestern Energy Co., 6.70%, 01/23/25	150,000	150,563
Total Oil, Gas & Consumable Fuels		2,225,385
Pharmaceuticals – 0.9%
Actavis Funding SCS (Luxembourg), 4.85%, 06/15/44	150,000	167,469
Baxalta, Inc., 5.25%, 06/23/45	300,000	357,074
Cardinal Health, Inc., 4.90%, 09/15/45	150,000	173,742
Express Scripts Holding Co., 6.13%, 11/15/41	150,000	186,732
McKesson Corp., 6.00%, 03/01/41	150,000	193,713
Zoetis, Inc., 4.70%, 02/01/43	150,000	159,411
Total Pharmaceuticals		1,238,141
Real Estate – 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	300,000	312,820
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp., 4.00%, 06/01/25	150,000	160,941
Welltower, Inc., 6.50%, 03/15/41	150,000	192,931
Total Real Estate Investment Trusts (REITs)		353,872

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016
Investments	Principal	Value
CORPORATE BONDS (continued)

Retail – 1.3%
Coach, Inc., 4.25%, 04/01/25	$300,000	$314,071
Darden Restaurants, Inc., 6.80%, 10/15/37	300,000	354,892
Macy's Retail Holdings, Inc., 6.70%, 09/15/28	150,000	165,568
Nordstrom, Inc., 6.95%, 03/15/28	110,000	140,113
QVC, Inc., 4.45%, 02/15/25	300,000	298,687
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	300,000	320,831
Yum! Brands, Inc., 5.35%, 11/01/43	300,000	261,938
Total Retail		1,856,100
Semiconductors – 0.6%
Applied Materials, Inc., 5.85%, 06/15/41	150,000	187,166
KLA-Tencor Corp., 5.65%, 11/01/34	300,000	331,055
QUALCOMM, Inc., 4.80%, 05/20/45	300,000	329,967
Total Semiconductors		848,188
Technology Hardware, Storage & Peripherals – 0.3%
Hewlett-Packard Co., 6.00%, 09/15/41	300,000	302,395
Seagate HDD Cayman (Cayman Islands), 4.88%, 06/01/27	150,000	136,125
Total Technology Hardware, Storage & Peripherals		438,520
Telecommunications – 0.7%
America Movil SAB de CV (Mexico), 6.38%, 03/01/35	125,000	153,561
AT&T, Inc., 6.38%, 03/01/41	145,000	182,369
AT&T, Inc., 4.35%, 06/15/45	150,000	148,494
Rogers Communications, Inc. (Canada), 7.50%, 08/15/38	125,000	174,687
Verizon Communications, Inc., 5.01%, 08/21/54	300,000	332,692
Total Telecommunications		991,803
Toys, Games & Hobbies – 0.3%
Hasbro, Inc., 5.10%, 05/15/44	300,000	323,613
Mattel, Inc., 5.45%, 11/01/41	150,000	162,775
Total Toys, Games & Hobbies		486,388
Transportation – 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	150,000	195,567
Kansas City Southern Railway Co. (The), 4.30%, 05/15/43	150,000	155,663
Total Transportation		351,230
Total Corporate Bonds
(Cost $23,007,246)		25,332,215

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016
Investments	Principal	Value
MORTGAGE BACKED SECURITIES – 3.6% (2.7% of Total Investments)

Commercial MBS – 3.6%
Citigroup Commercial Mortgage Trust, Class D, Series 2013-GC11, 04/10/46, 4.60%(c)(d)	$275,000	$255,392
COMM 2012-CCRE4 Mortgage Trust, Class D, Series 2012-CR4, 10/15/45, 4.72%(c)(d)	420,000	414,289
GS Mortgage Securities Trust, Class C, Series 2014-GC22, 06/10/47, 4.80%(d)	240,000	255,590
GS Mortgage Securities Trust, Class D, Series 2013-GC13, 07/10/46, 4.20%(c)(d)	300,000	271,743
JP MBB Commercial Mortgage Securities Trust, Class D, Series 2013-C12, 07/15/45, 4.22%(d)	250,000	225,148
JP Morgan Chase Commercial Mortgage Securities Corp., Class E, Series 2012-LC9, 12/15/47, 4.56%(c)(d)	400,000	383,572
JP Morgan Chase Commercial Mortgage Securities Trust, Class C, Series 2014-C20, 07/15/47, 4.72%(d)	250,000	260,497
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2010-C2, 11/15/43, 5.73%(c)(d)	140,000	148,207
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2011-C5, 08/15/46, 5.56%(c)(d)	400,000	419,104
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-CBX, 06/15/45, 5.39%(c)(d)	400,000	402,725
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-C8, 10/15/45, 4.82%(c)(d)	100,000	95,737
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C7, 02/15/46, 4.42%(c)(d)	250,000	237,005
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C11, 08/15/46, 4.56%(c)(d)	250,000	210,875
Wells Fargo Commercial Mortgage Trust, Class D, Series 2012-LC5, 10/15/45, 4.94%(c)(d)	105,000	100,709
WFRBS Commercial Mortgage Trust, Class C, Series 2014-LC14, 03/15/47, 4.34%(d)	375,000	377,690
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C11, 03/15/45, 4.32%(c)(d)	200,000	185,008
WFRBS Commercial Mortgage Trust, Class D, Series 2012-C10, 12/15/45, 4.60%(c)(d)	140,000	132,121
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C14, 06/15/46, 4.13%(c)(d)	400,000	359,520
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C17, 12/15/46, 5.30%(c)(d)	300,000	280,329
Total Mortgage Backed Securities
(Cost $5,126,750)		5,015,261
MUNICIPAL BONDS – 1.1% (0.8% of Total Investments)

City of Fresno CA Water System Revenue, 6.75%, 06/01/40	200,000	270,966

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2016

Investments	Principal	Value
MUNICIPAL BONDS (continued)

City of Pompano Beach FL, 5.58%, 01/01/40	$285,000	$308,584
Health Care Authority For Baptist Health (The), 5.50%, 11/15/43	300,000	361,920
Hillsborough County Aviation Authority, 5.25%, 10/01/41	145,000	156,790
Miami-Dade County Educational Facilities Authority, 5.07%, 04/01/50	200,000	234,262
Port Authority of New York & New Jersey, 4.82%, 06/01/45	150,000	166,066
Total Municipal Bonds
(Cost $1,338,855)		1,498,588

	Shares
MONEY MARKET FUND – 0.1% (0.1% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio – Institutional Share Class, 0.22%(e)
(Cost $162,814)	162,814	162,814

Total Investments – 131.6%
(Cost $179,684,430)		184,918,894

	Number of Contracts
WRITTEN CALL OPTIONS – (0.1)%
S&P 500® Index Call, Expires 10/14/16, Strike Price $2,180
(Premium Received $63,686)	54	(57,510)
S&P 500® Index Call, Expires 10/21/16, Strike Price $2,220
(Premium Received $20,386)	54	(9,180)
S&P 500® Index Call, Expires 10/28/16, Strike Price $2,215
(Premium Received $22,855)	54	(22,950)

Total Written Call Options
(Premiums Received $106,927)		(89,640)
Line of Credit Payable – (32.0)%		(45,000,000)
Other Assets in Excess of Liabilities – 0.5%		687,136
Net Assets – 100.0%		$140,516,390

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

(a)	All or a portion of this security has been pledged as collateral for written options contracts. The aggregate market value of the collateral was $37,551,100.
(b)	Security represents an ETF which invests primarily in debt securities and is considered a debt security for purposes of the Fund’s allocation between equity and debt securities.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(e)	Rate shown reflects the 7-day yield as of September 30, 2016.

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2016

% of
SUMMARY OF SCHEDULE OF INVESTMENTS	Net Assets
Advertising	0.1%
Aerospace & Defense	0.2
Agriculture	8.2
Auto Parts & Equipment	0.2
Automobiles	2.7
Banks	20.5
Beverages	0.2
Biotechnology	0.5
Capital Markets	5.0
Chemicals	3.2
Commercial MBS	3.6
Commercial Services	0.5
Communications Equipment	1.9
Consumer Finance	2.3
Debt Fund	11.7
Diversified Financial Services	0.1
Electric Utilities	7.0
Electronics	0.2
Environmental Control	0.1
Food Products	1.0
Healthcare - Products	0.2
Healthcare - Services	1.7
Home Furnishings	0.1
Hotels, Restaurants & Leisure	0.2
Industrial Conglomerates	3.0
Insurance	4.7
Internet	0.4
Media	4.3
Mining	0.3
Miscellaneous Manufacturing	0.5
Money Market Fund	0.1
Multi-Utilities	6.2
Municipal Bonds	1.1
Office & Business Equipment	0.1
Oil & Gas Services	0.2
Oil, Gas & Consumable Fuels	11.1
Pharmaceuticals	6.1
Real Estate	0.2
Real Estate Investment Trusts (REITs)	7.9
Retail	1.3
Semiconductors	0.6
Technology Hardware, Storage & Peripherals	2.2
Telecommunications	9.3
Toys, Games & Hobbies	0.3
Transportation	0.3
Total Investments	131.6
Call Options Written	(0.1)
Line of Credit Payable	(32.0)
Other Assets in Excess of Liabilities	0.5
Net Assets	100.0%

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited)	September 30, 2016

1. ORGANIZATION

Eagle Growth and Income Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is a statutory trust established under the laws of Delaware by a certificate of Trust dated April 22, 2013. The Fund commenced operations on June 19, 2015. The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (defined as total assets of the Fund, including any asset attributable to borrowing for investment purpose minus the sum of the Fund’s accrued liabilities, other than liabilities representing borrowings for investment purposes) in dividend or other income paying equity securities and debt securities, excluding securities that distribute a return of capital, original issue discount bonds and payment-in-kind debt instruments. The Fund will invest at least 25% and at most 75% of its Managed Assets in equity securities, which may include common and preferred stocks, convertible securities, warrants, depository receipts, ETF’s, MLP’s and real estate investment trusts. The Fund will invest at least 25% and at most 75% of its Managed Assets in debt securities, which may include below investment grade securities (commonly known as “high yield” securities and “junk” bonds), notes, bonds, convertible bonds, bank loans, mortgage backed securities, ETF’s which invests primarily in debt securities and other types of debt instruments. Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser. FWCA has engaged Eagle Asset Management, Inc. (“Eagle”), a wholly-owned subsidiary of Raymond James Financial, Inc., as a sub-adviser for the Fund, responsible for the management of the Fund’s portfolio of equity and debt securities. FWCA has also engaged Recon Capital Partners, LLC (“Recon Capital”) to serve as a sub-adviser for the Fund, responsible for the management of the Fund’s options writing strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Exchange traded securities shall be valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities shall be valued at the official closing price.

Fixed income securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Options contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, the mean of the last bid and asked prices.

Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. The Committee may from time to time utilize a valuation method other than amortized cost when appropriate, for example, when credit worthiness of the issue is impaired or for other reasons.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (continued)	September 30, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets Type
Common Stocks*	$92,445,321	$–	$–	$92,445,321
Preferred Stocks	–	–	–	–
Banks	16,851,000	5,484,600	–	22,335,600
Capital Markets	6,533,400	543,800	–	7,077,200
Consumer Finance	3,252,600	–	–	3,252,600
Electric Utilities	556,600	1,057,600	–	1,614,200
Insurance	3,037,000	–	–	3,037,000
Corporate Bonds*	–	25,332,215	–	25,332,215
Exchange - Traded Funds*	16,426,492	–	–	16,426,492
Master Limited Partnerships*	6,721,603	–	–	6,721,603
Mortgage Backed Securities*	–	5,015,261	–	5,015,261
Municipal Bonds*	–	1,498,588	–	1,498,588
Money Market Fund	–	162,814	–	162,814
Total Asset Type	$145,824,016	$39,094,878	$–	$184,918,894

Liability Type
Other Financial Instruments
Options Written	(89,640)	–	–	(89,640)
Total Investments	$145,734,376	$39,094,878	$–	$184,829,254

*	Please refer to the Schedule of Investments for breakdown of valuations by industry

It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period. Preferred Stocks valued at $6,126,955 were transferred from Level 1 to Level 2 during the period ended September 30, 2016. The Fund held no level 3 securities during the period ended September 30, 2016.

Eagle Growth and Income Opportunities Fund Notes to the Schedule of Investments (unaudited) (concluded)	September 30, 2016

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2016 based on cost of $179,670,998 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,593,583 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,345,687 resulting in net unrealized appreciation of $5,247,896.

4. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund is authorized to invest in certain derivative instruments, including options. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. For the period ended September 30, 2016, the Fund only had written options on index activity.

The average monthly volume of index options written during the period ended September 30, 2016, was $116,135.

Written option activity for the period ended September 30, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	142	$183,748
Options written	2,143	2,162,379
Options expired	-	-
Options exercised	-	-
Options terminated in closing purchase transactions	(2,123)	(2,239,200)
Outstanding, end of period	162	$106,927

As of September 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eagle Growth and Income Opportunities Fund

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11-29-2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11-29-2016

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	11-29-2016

* Print the name and title of each signing officer under his or her signature.